Reinsurance (Narrative) (Details) - Affiliated Entity			24 Months Ended	48 Months Ended
	Jul. 01, 2012	Dec. 31, 2009	Dec. 31, 2019	Dec. 31, 2017	Dec. 31, 2013
PAR U
Effects of Reinsurance [Line Items]
Reinsurance Retention Policy, Reinsured Risk, Percentage	95.00%
PARCC
Effects of Reinsurance [Line Items]
Reinsurance Retention Policy, Reinsured Risk, Percentage		90.00%
PAR Term
Effects of Reinsurance [Line Items]
Reinsurance Retention Policy, Reinsured Risk, Percentage					95.00%
Term Re
Effects of Reinsurance [Line Items]
Reinsurance Retention Policy, Reinsured Risk, Percentage				95.00%
DART
Effects of Reinsurance [Line Items]
Reinsurance Retention Policy, Reinsured Risk, Percentage			95.00%